Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37385
Entity Registrant Name	Baozun Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1-9, Lane 510, West Jiangchang Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200436
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0001625414
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Auditor Name	KPMG Huazhen LLP	KPMG Huazhen LLP	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1186	1186	1113
Auditor Location	Shanghai, China	Shanghai, China	Shanghai, China
ADR
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representingthree Class A Ordinary Shares, par valueUS$0.0001 per share
Trading Symbol	BZUN
Security Exchange Name	NASDAQ
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	161,015,878
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	13,300,738
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	174,316,616
Business Contact
Document and Entity Information
Entity Address, Address Line One	No. 1-9, Lane 510, West Jiangchang Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200436
Entity Address, Country	CN
Contact Personnel Name	Catherine Yanjie Zhu
Country Region	86
City Area Code	21
Local Phone Number	6080-9991